UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -------------

Check here if Amendment [ ];                   Amendment Number:
                                                                 --
   This Amendment (Check only one):
        [ ] is a restatement.
        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bronson Point Management LLC
Address: 1960 Bronson Road
         Fairfield, CT 06824

Form 13F File Number: 28-14120

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Strober
Title:  Chief Operating Officer
Phone:  (203) 292-2850

Signature, Place, and Date of Signing:

/s/ Andrew Strober          Fairfield, Connecticut       August 9, 2011
-----------------------     ----------------------       --------------
[Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE

                                Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 56

Form 13F Information Table Value Total: $243,810 (thousands)


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                                  FORM 13F INFORMATION TABLE
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Column 1                      Column 2         Column 3  Column 4   Column 5              Column 6   Column 7    Column 8
NAME OF ISSUER                TITLE OF          CUSIP     VALUE    SHRS/PRN   SH/  PUT/  INVESTMENT  OTHER        VOTING
                               CLASS                     (x$1000)     AMT     PRN  CALL  DISCRETION  MANAGERS    AUTHORITY
                                                                                                               Sole    Shared   None

3M CO                         COM              88579Y101    2,846   30,000    SH         SOLE                   30,000
ABERCROMBIE & FITCH CO        CL A             002896207    4,015   60,000    SH         SOLE                   60,000
ABOVENET INC                  COM              00374N107   10,745  152,500    SH         SOLE                  152,500
AMERICAN SCIENCE & ENGR INC   COM              029429107    5,840   73,000    SH         SOLE                   73,000
BJS WHOLESALE CLUB INC        COM              05548J106    4,773   94,800    SH         SOLE                   94,800
CAMPBELL SOUP CO              COM              134429109      691   20,000    SH         SOLE                   20,000
CARNIVAL CORP                 PAIRED CTF       143658300    4,892  130,000    SH         SOLE                  130,000
COMCAST CORP NEW              CL A             20030N101    2,534  100,000    SH         SOLE                  100,000
CONAGRA FOODS INC             COM              205887102   10,066  390,000    SH         SOLE                  390,000
DANA HLDG CORP                COM              235825205    1,830  100,000    SH         SOLE                  100,000
DIGITALGLOBE INC              COM NEW          25389M877   11,816  465,000    SH         SOLE                  465,000
DOVER CORP                    COM              260003108    1,187   17,500    SH         SOLE                   17,500
EATON CORP                    COM              278058102    2,830   55,000    SH         SOLE                   55,000
ECHOSTAR CORP                 CL A             278768106      911   25,000    SH         SOLE                   25,000
EMERSON ELEC CO               COM              291011104    2,531   45,000    SH         SOLE                   45,000
LAUDER ESTEE COS INC          CL A             518439104    1,052   10,000    SH         SOLE                   10,000
FORD MTR CO DEL               COM PAR $0.01    345370860    3,448  250,000    SH         SOLE                  250,000
GAYLORD ENTMT CO NEW          COM              367905106    4,800  160,000    SH         SOLE                  160,000
GEOEYE INC                    COM              37250W108    3,754  100,380    SH         SOLE                  100,380
GOODYEAR TIRE & RUBR CO       COM              382550101    2,935  175,000    SH         SOLE                  175,000
HARLEY DAVIDSON INC           COM              412822108    6,146  150,000    SH         SOLE                  150,000
HERTZ GLOBAL HOLDINGS INC     COM              42805T105    2,101  132,300    SH         SOLE                  132,300
HOME DEPOT INC                COM              437076102    7,878  217,500    SH         SOLE                  217,500
IMAX CORP                     COM              45245E109      834   25,710    SH         SOLE                   25,710
INTERNATIONAL FLAVORS&FRAGRA  COM              459506101    5,139   80,000    SH         SOLE                   80,000
INTERNATIONAL GAME TECHNOLOG  COM              459902102    6,593  375,000    SH         SOLE                  375,000
INTERVAL LEISURE GROUP INC    COM              46113M108    1,098   80,213    SH         SOLE                   80,213
JPMORGAN CHASE & CO           COM              46625H100    3,071   75,000    SH         SOLE                   75,000
KINROSS GOLD CORP             COM NO PAR       496902404    2,370  150,000    SH         SOLE                  150,000
KNOLOGY INC                   COM              499183804    2,458  165,500    SH         SOLE                  165,500
LOWES COS INC                 COM              548661107    7,692  330,000    SH         SOLE                  330,000
LYONDELLBASELL INDUSTRIES N   SHS - A -        N53745100    1,433   37,200    SH         SOLE                   37,200
MACYS INC                     COM              55616P104    8,772  300,000    SH         SOLE                  300,000
MOSAIC CO NEW                 COM              61945C103    1,626   24,000    SH         SOLE                   24,000
NALCO HOLDING COMPANY         COM              62985Q101    1,251   45,000    SH         SOLE                   45,000
NAVISTAR INTL CORP NEW        COM              63934E108    3,952   70,000    SH         SOLE                   70,000
NEWMONT MINING CORP           COM              651639106    6,746  125,000    SH         SOLE                  125,000
NORFOLK SOUTHERN CORP         COM              655844108    2,248   30,000    SH         SOLE                   30,000
OCCIDENTAL PETE CORP DEL      COM              674599105    5,202   50,000    SH         SOLE                   50,000
POTASH CORP SASK INC          COM              73755L107    1,710   30,000    SH         SOLE                   30,000
PROCTER & GAMBLE CO           COM              742718109    5,721   90,000    SH         SOLE                   90,000
RALCORP HLDGS INC NEW         COM              751028101    1,732   20,000    SH         SOLE                   20,000
ROCK-TENN CO                  CL A             772739207    4,312   65,000    SH         SOLE                   65,000
ROYAL CARIBBEAN CRUISES LTD   COM              V7780T103   11,292  300,000    SH         SOLE                  300,000
SHERWIN WILLIAMS CO           COM              824348106    3,355   40,000    SH         SOLE                   40,000
SPIRIT AEROSYSTEMS HLDGS INC  COM CL A         848574109    2,200  100,000    SH         SOLE                  100,000
STEEL DYNAMICS INC            COM              858119100      813   50,000    SH         SOLE                   50,000
TECK RESOURCES LTD            CL B             878742204    1,522   30,000    SH         SOLE                   30,000
TRIUMPH GROUP INC NEW         COM              896818101    5,626   56,500    SH         SOLE                   56,500
UNITED PARCEL SERVICE INC     CL B             911312106    3,647   50,000    SH         SOLE                   50,000
UNITED RENTALS INC            COM              911363109    6,477  255,000    SH         SOLE                  255,000
VIASAT INC                    COM              92552V100   12,981  300,000    SH         SOLE                  300,000
VISTEON CORP                  COM NEW          92839U206    3,934   57,500    SH         SOLE                   57,500
DISNEY WALT CO                COM DISNEY       254687106    3,904  100,000    SH         SOLE                  100,000
WELLS FARGO & CO NEW          COM              949746101    7,717  275,000    SH         SOLE                  275,000
XEROX CORP                    COM              984121103    6,767  650,000    SH         SOLE                  650,000

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